Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,546,351)	$ (4,610,913)	$ (6,788,645)	$ (27,507,629)
Less: net income (loss) from discontinued operations				(24,951,086)
Net loss from continuing operations			(6,788,645)	(2,556,543)
Adjustments to reconcile net loss from operations to net cash used in operating activities:
Depreciation	66,769	67,684	134,691	28,980
Allowance for doubtful accounts				48,952
Amortization of intangible assets	49,075	101,496	202,992	270,894
Impairment loss of intangible assets			750,000
Impairment loss of other receivables			705,000
Impairment loss on marketable securities		1,861,605	1,951,091	33,975
Gain on disposal of marketable securities	(616,641)	(76,968)
Impairment loss on goodwill		1,080,898
Impairment loss of goodwill			82,692	898,908
Gain from deconsolidation of VIE & subsidary				(4,731,804)
Written-off prepayments		122,514	122,514	813,992
Stock-based professional fees		225,333
Stock-based consultancy fee	1,051,410
Stock-based business marketing fee	599,220
Stock-based employment compensation				933
Stock-based professional fees			523,008	3,018,829
Stock-based donation				259,598
Loss on disposal of a subsidiary		70,901	70,900
Amortization of debt discount	2,821	2,137	7,179	162,170
Gain on sale of marketable securities			(428,621)
Unrealised gain on marketable securities			(292,126)
Changes in operating assets and liabilities:
Notes receivable				150,126
Accounts receivable	(25,607)	(39,375)	(38,509)	91,228
Prepaid expenses and other receivables	(429,979)	22,208	14,725	20,409
Accounts payable and accrued expenses	(74,113)	1,122	748,366	463,237
Other payables	120,750	422,015	697,252
Income tax payable		(6,802)	(6,802)
Deferred revenue	(107)	430	107
CASH FLOWS USED IN OPERATING ACTIVITIES – continuing operations			(1,544,186)	(1,026,116)
CASH FLOWS USED IN OPERATING ACTIVITIES – discontinued operations				(5,278,752)
CASH FLOWS USED IN OPERATING ACTIVITIES	(802,753)	(755,715)	(1,544,186)	(6,304,868)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment				(99,941)
Purchase of marketable securities	(17,381,542)	(3,295,426)	(11,482,148)	(4,532,296)
Purchase of non-controlling interest			(154)
Proceeds from disposal of marketable securities	16,649,971	2,894,765	12,803,705
Cash and cash equivalents from acquisition of a non-wholly owned subsidiary		192,022
Proceeds from disposal of a subsidiary		8,251	8,252
Dividends received	7,222		3,052
CASH FLOWS PROVIDED BY (USED IN) INVESTING ACTIVITIES – continuing operations			1,332,707	(4,632,237)
CASH FLOWS PROVIDED BY INVESTING ACTIVITIES – discontinued operations
CASH FLOWS (USED IN) PROVIDED BY INVESTING ACTIVITIES	(724,349)	(200,388)	1,332,707	(4,632,237)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of bank loan	(60,592)	(39,149)	(58,824)
Proceeds from bank loan		1,412,574
Proceeds from issuance of note payable	230,770	183,000
Proceeds from bank loan			1,735,147	9,657,545
Proceeds from issuance of note payable			183,000
Advance from related party	149,884	329,982	102,871	820,061
Repayment to related party				(31,604)
Proceeds from sale of common stock, net				905,100
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES – continuing operation			1,962,194	11,351,102
CASH FLOWS USED IN FINANCING ACTIVITIES – discontinued operations				(1,106,071)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:	320,062	1,886,407	1,962,194	10,245,031
Effect of exchange rate changes	(17,057)	(20,564)	(28,965)	(73,776)
Net change in cash and cash equivalents	(1,224,097)	909,740	1,721,750	(765,850)
Cash and cash equivalents - beginning of year	1,805,417	83,667	83,667	883,462
Cash and cash equivalents - end of year	581,320	993,407	1,805,417	83,667
Less: Cash and cash equivalents from discontinued operations				(33,945)
Cash and cash equivalents from continuing operations - end of year			1,805,417	83,667
Cash paid in continuing operations for:
Interest	110,107	144,225	263,369	322,201
Income taxes
Cash paid in discontinued operations for:
Interest
Income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Interest	119,171	448,686
Stock issued for director’s remuneration	500,000
Stock issued for acquisition of a non-wholly owned subsidiary		976,695
Stock issued for services from consultants and vendors	1,650,630	478,008
Stock issued for redemption of convertible note and accrued interest	$ 204,267	$ 100,000	477,820	50,000
Stock issued for acquisition of non-wholly owned subsidiaries				1,828,494
Stock issued for services from consultants and vendors			$ 478,008
Stock issued for accrued liabilities				$ 1,641,254